EQUITY	12 Months Ended
Oct. 31, 2021
EQUITY
NOTE 11 - EQUITY

NOTE 11 - EQUITY

The Company’s authorized shares of common stock is 70,000,000 with a par value of $0.001. as of October 31, 2021 the total shares outstanding were 51,762,122.

The Company’s authorized shares of preferred stock is 5,000,000 with a par value of $0.001. On March 31, 2012 the Company issued 5,000 shares of Series A preferred stock at $0.001 per share with a value of $5 as founders to two related parties. The preferred shares contain certain voting rights allowing the holders of the shares to elect a majority of the Board of Directors until December 31, 2016 at which time the rights expired.

On July 31, 2015, the Company authorized 500,000 shares of Series B preferred with a stated value of $1.00 per share and an annual dividend of 6% of the stated value of the Company. As of October 31, 2021 the outstanding shares of Series B were 193,661 with accrued dividends of $72,625. The preferred shares may be convertible into common stock by dividing the state price of the preferred shares by the VWAP value of the common stock on July 31, 2015.